Capital Leased Assets and Capital Lease Obligations - (Details 2) $ in Thousands	Jun. 30, 2016 USD ($)
Capital Lease Obligations [Abstract]
Capital lease obligations, current	$ 15,013
Less: current portion of financing costs	(223)
Capital lease obligations, noncurrent	211,486
Less: non-current portion of financing costs	(1,171)
Total	$ 225,105